Investment in Affiliates - Navios Midstream (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended			11 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 18, 2015	Jun. 30, 2014	Nov. 30, 2014	Dec. 31, 2014	Nov. 18, 2014
Investments In And Advances To Affiliates [Line Items]
Carrying amount of investment in Navios Midstream	$ 19,274		$ 19,274				$ 15,099
Carrying amount of investment in Navios Midstream	183,922		183,922				151,966
Equity in net earnings of affiliated companies	3,651	$ 262	$ 7,089		$ 453
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Navios Midstream IPO net proceeds						$ 110,403
Proceeds from $126,000 Navios Midstream credit facility						$ 104,451
Navios GP LLC general partner interest in Navios Midstream			2.00%			2.00%
Limited partnership interest			58.90%
Carrying amount of investment in Navios Midstream				$ 27,665				$ 145,860
Unamortized difference of investment	20,275		$ 20,275	2,947			17,754
Equity in net earnings of affiliated companies	2,717	$ 0	5,737		$ 0
Dividends received from affiliates	4,524		$ 6,688
Navios Midstream | Intangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				(82)
Navios Midstream | Tangible Assets
Investments In And Advances To Affiliates [Line Items]
Unamortized difference of investment				$ 3,029
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged						9,342,692
Limited partnership interest			45.20%
Share price								$ 15
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged						1,242,692
Limited partnership interest			6.00%
Share price								15
Carrying amount of investment in Navios Midstream	19,274		$ 19,274				15,099
Navios Midstream | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged				32,509		381,334
Proceeds from issuance of general partner units				$ 551
Share price								$ 15
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged				1,592,920
Limited partnership interest			7.70%
Share price				$ 17.02
Navios Midstream | Subordinated and Subordinated Series A and General Partner Units
Investments In And Advances To Affiliates [Line Items]
Carrying amount of investment in Navios Midstream	$ 174,501		$ 174,501				$ 147,031